GS Mortgage-Backed Securities Trust 2022-PJ1

Exhibit 99.1 - Schedule 6

Seller Loan ID	Field ID	Original Field Value	Audit Value	Data Compare
XXXX	Property_Type	XXX	XXX	FALSE
XXXX	Sales_Price	XXX	XXX	FALSE
XXXX	Sales_Price	XXX	XXX	FALSE
XXXX	UW_FICO_Utilized	XXX	XXX	FALSE
XXXX	Sales_Price	XXX	XXX	FALSE
XXXX	Sales_Price	XXX	XXX	FALSE
XXXX	Channel	XXX	XXX	FALSE